Business Combination: Acquisition of Tupperware’s Latin American Operations - Schedule of Contractual Consideration and Amounts Provisionally Recorded (Parentheticals) (Details)	Jun. 30, 2026 shares
Schedule of Contractual Consideration and Amounts Provisionally Recorded [Abstract]
Issued ordinary shares	2,241,133